Investment Strategy - VanEck Real Assets ETF	Feb. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in equity securities and exchange traded products that provide exposure to real assets. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This is expected to be accomplished through investment in domestic and foreign equity and debt securities, master limited partnerships (“MLPs”), and commodities, including ETFs and non-Investment Company Act of 1940 commodity pools or commodity trusts and exchange traded notes (“ETNs”) (collectively, “ETPs”). Real assets include commodities (such as gold), real estate, natural resources and infrastructure, as well as companies that own, operate, or derive a significant portion of their value from real assets or the production thereof. The investments held by the ETPs may include physical assets and equity securities of companies of any market capitalization, debt securities of any credit quality (including high-yield (or “junk”) securities), duration and maturity and emerging market securities. The Fund seeks to maximize “real returns” while seeking to reduce downside risk during sustained market declines. “Real returns” are defined as total returns adjusted for the effects of inflation.
The Adviser uses a proprietary quantitatively driven investment process that considers various inputs to guide asset allocation decisions and select real asset investments. The process uses various quantitative indicators to generate allocation signals among real asset investments. These signals are used as an input to guide which investments to allocate to.
The indicators used in the investment process may include, but are not limited to, equity price trends, commodity price trends, volatility (the measure of variation of returns for a given security or market index), and asset price correlations. The Adviser anticipates that the quantitatively based investment process will evolve over time and may incorporate additional indicators and/or remove or modify existing indicators. The Adviser may adjust the Fund's portfolio allocations, as needed, in response to the signal changes generated from the investment process. The Fund may engage in active and frequent trading of portfolio securities.
The Fund will invest in certain ETPs through the Subsidiary, an exempted limited company organized under the laws of the Cayman Islands. The Subsidiary is wholly owned and controlled by the Fund and is advised by the Adviser. The Fund’s investment in the Subsidiary will generally not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund's fiscal year. The Fund's investment in the Subsidiary, via the Subsidiary’s investment in ETPs, generally provides the Fund with exposure to commodities and futures and derivatives of commodities (“Commodities Instruments”) within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions except that, unlike the Fund, it may invest, via its investment in ETPs, without limit in Commodities Instruments.
Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. The Subsidiary will comply with the Investment Company Act of 1940 provisions governing affiliate transactions and custody of assets.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, at least 80% of its total assets in equity securities and exchange traded products that provide exposure to real assets. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.